UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2006

Date of reporting period:	January 31, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments January 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.8%)
	Austria (1.3%)
	Major Banks
116,342	Erste Bank der Oesterreichischen Sparkassen AG	$6,485,015
31,024	Erste Bank der Oesterreichischen Sparkassen AG-New	1,684,929

	Total Austria	8,169,944

	Finland (2.1%)
	Telecommunication Equipment
758,437	Nokia Oyj	13,861,741

	France (15.4%)
	Electrical Products
64,555	Schneider Electric S.A.	6,742,021

	Gas Distributors
43,298	Gaz de France (GDF)	1,367,634

	Integrated Oil
94,193	Total S.A.	25,988,949

	Major Banks
264,170	BNP Paribas S.A.	23,547,311

	Major Telecommunications
455,359	France Telecom S.A.	10,351,935

	Multi-Line Insurance
332,652	Axa	11,270,835

	Pharmaceuticals: Major
94,614	Sanofi-Aventis	8,669,148

	Regional Banks
306,379	Credit Agricole S.A.	10,808,536

	Total France	98,746,369

	Germany (13.1%)
	Industrial Conglomerates
157,372	Siemens AG (Registered Shares)	14,344,909

	Major Banks
292,784	Commerzbank AG	9,952,037
129,724	Deutsche Bank AG (Registered Shares)	13,923,105
		23,875,142
	Major Telecommunications
360,656	Deutsche Telekom AG (Registered Shares)	5,706,888

	Medical/Nursing Services
74,241	Fresenius Medical Care AG	7,909,585

	Motor Vehicles
190,292	Bayerische Motoren Werke (BMW) AG	8,603,503

	Multi-Line Insurance
99,535	Allianz AG (Registered Shares)	16,034,109

	Packaged Software
37,564	SAP AG	7,686,586

	Total Germany	84,160,722

	Greece (1.6%)
	Major Banks
229,580	National Bank of Greece S.A.	10,488,529

	Italy (4.1%)
	Integrated Oil
486,026	ENI SpA	14,684,922

	Major Banks
1,347,073	Banca Monte dei Paschi di Siena SpA	6,420,850

	Major Telecommunications
2,202,722	Telecom Italia SpA - RNC	5,189,472

	Total Italy	26,295,244

	Netherlands (10.4%)
	Air Freight/Couriers
333,044	TNT NV	10,928,202

	Electronic Production Equipment
439,186	ASML Holding NV *	9,893,596

	Food: Specialty/Candy
145,984	Royal Numico NV *	6,630,383

	Integrated Oil
396,554	Royal Dutch Shell PLC (Class A)	13,493,736

	Major Telecommunications
613,992	Koninklijke (Royal) KPN NV	5,927,773

	Publishing: Books/Magazines
207,278	VNU NV	6,939,876
584,881	Wolters Kluwer NV (Share Certificates)	12,941,292
		19,881,168

	Total Netherlands	66,754,858

	Portugal (1.5%)
	Major Telecommunications
976,060	Portugal Telecom, SGPS, S.A. (Registered Shares)	9,790,803

	Spain (5.3%)
	Major Banks
1,157,283	Banco Bilbao Vizcaya Argentaria, S.A.	23,357,822

	Major Telecommunications
409,938	Telefonica S.A.	6,252,729

	Tobacco
102,713	Altadis, S.A.	4,267,173

	Total Spain	33,877,724

	Sweden (4.4%)
	Industrial Machinery
282,930	Atlas Copco AB (A Shares)	6,645,395
223,332	Sandvik AB	10,990,719
		17,636,114
	Major Banks
368,422	ForeningsSparbanken AB	10,495,594

	Total Sweden	28,131,708

	Switzerland (10.7%)
	Financial Conglomerates
74,460	UBS AG (Registered Shares)	8,090,947

	Investment Banks/Brokers
107,549	EFG International *	2,858,557

	Major Banks
305,633	Credit Suisse Group (Registered Shares)	17,835,759

	Medical Specialties
14,400	Nobel Biocare Holding AG	3,264,540

	Pharmaceuticals: Major
372,978	Novartis AG (Registered Shares)	20,468,305
100,897	Roche Holding AG	15,932,766
		36,401,071

	Total Switzerland	68,450,874

	United Kingdom (29.9%)
	Apparel/Footwear
418,418	BURBERRY GROUP PLC	3,208,577

	Chemicals: Specialty
425,833	BOC Group PLC	11,228,256

	Electric Utilities
2,397,117	International Power PLC	11,568,678

	Food Retail
5,717,310	Morrison (W.M.) Supermarkets PLC	19,022,085
1,650,728	Tesco PLC	9,339,581
		28,361,666
	Food: Specialty/Candy
1,226,886	Cadbury Schweppes PLC	12,049,473

	Hotels/Resorts/Cruiselines
57,669	Carnival PLC	3,201,266

	Household/Personal Care
255,668	Reckitt Benckiser PLC	8,397,168

	Integrated Oil
329,399	BG Group PLC	3,721,524
2,232,862	BP PLC	26,855,507
		30,577,031
	Major Banks
189,525	Royal Bank of Scotland Group PLC	5,867,330
191,900	Standard Chartered PLC	4,762,927
		10,630,257
	Medical Specialties
376,882	Smith & Nephew PLC	3,741,660

	Multi-Line Insurance
502,224	Aviva PLC	6,438,078

	Other Metals/Minerals
230,374	Anglo American PLC	8,853,439
195,037	Rio Tinto PLC	9,948,772
		18,802,211
	Pharmaceuticals: Major
151,740	AstraZeneca PLC	7,348,742
666,262	GlaxoSmithKline PLC	17,046,244
		24,394,986
	Semiconductors
1,927,294	ARM Holdings PLC	4,543,480

	Wireless Telecommunications
6,972,960	Vodafone Group PLC	14,639,423

	Total United Kingdom	191,782,210

	Total Common Stocks
	(Cost $462,731,650)	640,510,726

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (0.4%)
	Repurchase Agreement
$2,603	Joint repurchase agreement account 4.46% due 02/01/06 (dated 01/31/06;
	proceeds $2,603,322) (a) (Cost $2,603,000)		2,603,000

	Total Investments
	(Cost $465,334,650) (b)	100.2%	643,113,726
	Liabilities in Excess of Other Assets	(0.2)	(1,085,056)
	Net Assets	100.0%	$642,028,670

*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $179,874,061 and the aggregate gross unrealized depreciation is $2,094,985, resulting in net unrealized appreciation of $177,779,076.

Morgan Stanley European Equity Fund Inc.

Summary of Investments January 31, 2006 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Major Banks	$134,821,208	21.0%
Integrated Oil	84,744,638	13.2
Pharmaceuticals: Major	69,465,205	10.8
Major Telecommunications	43,219,600	6.7
Multi-Line Insurance	33,743,022	5.3
Food Retail	28,361,666	4.4
Publishing: Books/Magazines	19,881,168	3.1
Other Metals/Minerals	18,802,211	2.9
Food: Specialty/Candy	18,679,856	2.9
Industrial Machinery	17,636,114	2.8
Wireless Telecommunications	14,639,423	2.3
Industrial Conglomerates	14,344,909	2.2
Telecommunication Equipment	13,861,741	2.2
Electric Utilities	11,568,678	1.8
Chemicals: Specialty	11,228,256	1.8
Air Freight/Couriers	10,928,202	1.7
Regional Banks	10,808,536	1.7
Electronic Production Equipment	9,893,596	1.5
Motor Vehicles	8,603,503	1.3
Household/Personal Care	8,397,168	1.3
Financial Conglomerates	8,090,947	1.3
Medical/Nursing Services	7,909,585	1.2
Packaged Software	7,686,586	1.2
Medical Specialties	7,006,200	1.1
Electrical Products	6,742,021	1.1
Semiconductors	4,543,480	0.7
Tobacco	4,267,173	0.7
Apparel/Footwear	3,208,577	0.5
Hotels/Resorts/Cruiselines	3,201,266	0.5
Investment Banks/Brokers	2,858,557	0.4
Repurchase Agreement	2,603,000	0.4
Gas Distributors	1,367,634	0.2

	$643,113,726	100.2%

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2006